Leases - statement of profit or loss (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Depreciation charge of rightofuse assets	¥ 32,666,000	¥ 39,904,000	¥ 69,468,000
Interest expenses (included in finance cost)	1,930,000	3,005,000	7,224,000
Cash outflow for leases	39,533,000	67,180,000	79,618,000
Expense recognized in relation to short term leases	3,274,000	6,258,000	2,884,000
Discontinued operations
Leases
Depreciation charge of rightofuse assets	817,000	5,178,000	6,051,000
Interest expenses (included in finance cost)	81,000	443,000	354,000
Continuing and Discontinued operations
Leases
Depreciation charge of rightofuse assets	33,483,000	45,082,000	75,519,000
Interest expenses (included in finance cost)	2,011,000	3,448,000	7,578,000
Total expenses recognised in statement of profit or loss	¥ 35,494,000	¥ 48,530,000	¥ 83,097,000